SCHEDULE OF SEGMENTS INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total revenues, net	$ 754,713	$ 418,678	$ 2,708,560	$ 3,066,233
Operating expenses	1,306,683	1,190,832	5,278,019	3,093,171
Hotel operating costs	477,794	511,619	1,739,948	744,594
Total operating costs and expenses	1,306,683	1,190,832	5,278,019	3,093,171
Loss from operations	(551,970)	(772,154)	(2,569,459)	(26,938)
Total assets	4,819,230		5,050,884	11,660,346
Product S [Member]
Statement [Line Items]
Total revenues, net	163,260	16,098
Cost of goods sold	34,734	4,683
Operating expenses	367,789	298,042
Loss from operations	(239,263)	(286,627)
Total assets	436,842		410,754
Pharmacies [Member]
Statement [Line Items]
Total revenues, net	223,516	158,894	789,347	280,447
Cost of goods sold	138,633	119,841	578,092	218,735
Operating expenses	188,996	169,309	622,835	252,513
Loss from operations	(104,113)	(130,256)	(411,580)	(190,801)
Total assets	672,533		758,675	931,706
Hotel [Member]
Statement [Line Items]
Total revenues, net	332,417	243,686	856,884	378,798
Operating expenses	(8,885)	87,338	310,902	216,036
Hotel operating costs	477,794	511,619	1,739,948	744,594
Loss from operations	(136,492)	(355,271)	(1,193,966)	(581,832)
Total assets	821,202		970,385	1,814,429
Manufactue And Sale [Member]
Statement [Line Items]
Total revenues, net	35,520		238,399
Manufacture and Sale [Member]
Statement [Line Items]
Cost of goods sold	2,121		353,723
Operating expenses	105,501		(25,072)
Loss from operations	(72,102)		(90,252)
Total assets	$ 2,888,653		$ 2,911,070